SEGMENT INFORMATION - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 62,247	$ 48,235
United States
Segment Reporting Information [Line Items]
Property, plant and equipment, net	37,159	29,155
Canada
Segment Reporting Information [Line Items]
Property, plant and equipment, net	3,512	3,403
Germany
Segment Reporting Information [Line Items]
Property, plant and equipment, net	17,199	13,487
Other foreign jurisdictions
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 4,377	$ 2,190